SCHEDULE OF CONSOLIDATED SUBSIDIARIES (Details)	12 Months Ended
Jun. 30, 2026
Booming Voice [Member]
Place of Incorporation	BVI
Beneficial ownership percentage	100.00%
Date of incorporation	Oct. 25, 2023
Principal activities	Holding company, not engaged in any business activities
Diligent Yield [Member]
Place of Incorporation	BVI
Beneficial ownership percentage	100.00%
Date of incorporation	Oct. 01, 2021
Principal activities	Holding company, not engaged in any business activities
Top Spin Investment Company Limited (“Top Spin”) [Member]
Place of Incorporation	BVI
Beneficial ownership percentage	100.00%
Date of incorporation	Feb. 20, 2025
Principal activities	Holding company, not engaged in any business activities
Performance Plus Enterprises Limited (“Performance Plus”) [Member]
Place of Incorporation	BVI
Beneficial ownership percentage	80.00%
Date of incorporation	Jul. 01, 2014
Principal activities	Holding company, not engaged in any business activities
Lead Yield Investment Development Limited (“Lead Yield”) [Member]
Place of Incorporation	BVI
Beneficial ownership percentage	100.00%
Date of incorporation	Nov. 23, 2021
Principal activities	Holding company, not engaged in any business activities
JFY Corporate Services Company Limited (“JFY Corporate”) [Member]
Place of Incorporation	Hong Kong
Beneficial ownership percentage	100.00%
Date of incorporation	May 08, 2017
Principal activities	Provision of human resources solution services for professional services
Click Services Limited (“Click Services”) [Member]
Place of Incorporation	Hong Kong
Beneficial ownership percentage	100.00%
Date of incorporation	Aug. 28, 2020
Principal activities	Provision of human resources solution services for nursing solution services and logistics and other solution services
Care U Professional Nursing Service Limited (“Care U”) [Member]
Place of Incorporation	Hong Kong
Beneficial ownership percentage	80.00%
Date of incorporation	Dec. 03, 2014
Principal activities	Provision of human resources solution services for nursing solution services
Bowser Human Resources Limited (“Bowser”) [Member]
Place of Incorporation	Hong Kong
Beneficial ownership percentage	100.00%
Date of incorporation	Feb. 18, 2021
Principal activities	Provision of human resources solution services for professional services
Top Team Consultants Limited (“Top Team”) [Member]
Place of Incorporation	Hong Kong
Beneficial ownership percentage	100.00%
Date of incorporation	Sep. 25, 2015
Principal activities	Provision of human resources solution services for logistics and other solution services
Axiom Digital Limited (“Axiom”) [Member]
Place of Incorporation	Hong Kong
Beneficial ownership percentage	100.00%
Date of incorporation	Feb. 09, 2023
Principal activities	Provision of human resources solution services for other solution services
Click Logistics Services Limited (“Click Logistics”) [Member]
Place of Incorporation	Hong Kong
Beneficial ownership percentage	100.00%
Date of incorporation	Dec. 15, 2021
Principal activities	Provision of human resources solution services for logistics and other solution services